Label	Element	Value
Prospectus: [Table]	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	ALLSPRING VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081402
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 20, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 20, 2023